UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2015

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam International Value Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (98.2%)(a)
		Shares	Value

Aerospace and defense (0.8%)

Airbus Group NV (France)		27,628	$1,734,210

			1,734,210
Air freight and logistics (1.8%)

Deutsche Post AG (Germany)		117,914	3,770,911

			3,770,911
Airlines (0.8%)

Japan Airlines Co., Ltd. (Japan)(UR)		56,200	1,538,055

			1,538,055
Automobiles (4.3%)

Daimler AG (Registered Shares) (Germany)		36,504	2,799,831

Nissan Motor Co., Ltd. (Japan)		343,200	3,348,582

Toyota Motor Corp. (Japan)		47,500	2,791,430

			8,939,843
Banks (17.1%)

Banco Bilbao Vizcaya Argentaria SA (Rights) (Spain)(NON)		135,946	13,565

Banco Bilbao Vizcaya Argentaria SA (Spain)		135,946	1,628,331

Bank of Ireland (Ireland)(NON)		4,803,377	1,881,657

Bank of Queensland, Ltd. (Australia)		302,474	3,067,530

Barclays PLC (United Kingdom)		545,091	2,008,066

DNB ASA (Norway)		89,215	1,668,475

Erste Group Bank AG (Czech Republic)		32,651	744,293

HSBC Holdings PLC (United Kingdom)		532,227	5,416,662

ING Groep NV GDR (Netherlands)(NON)		427,188	6,076,232

Lloyds Banking Group PLC (United Kingdom)(NON)		1,102,641	1,366,304

Metro Bank PLC (acquired 1/15/14, cost $235,131) (Private) (United Kingdom)(F)(RES)(NON)		30,891	640,720

Mizuho Financial Group, Inc. (Japan)		784,500	1,402,073

Natixis SA (France)		201,273	1,384,355

Sumitomo Mitsui Financial Group, Inc. (Japan)		104,700	4,272,560

TSB Banking Group PLC (United Kingdom)(NON)(S)		256,548	1,150,698

UniCredit SpA (Italy)		334,370	2,618,456

			35,339,977
Beverages (0.9%)

Anheuser-Busch InBev NV (Belgium)		16,183	1,795,172

			1,795,172
Building products (0.6%)

Compagnie de Saint-Gobain (France)		27,623	1,258,154

			1,258,154
Capital markets (1.0%)

UBS AG (Switzerland)		114,383	1,984,558

			1,984,558
Chemicals (1.3%)

BASF SE (Germany)		29,027	2,662,365

			2,662,365
Communications equipment (0.6%)

Alcatel-Lucent (France)(NON)		414,949	1,281,485

			1,281,485
Construction and engineering (1.4%)

Vinci SA (France)		48,628	2,815,550

			2,815,550
Diversified financial services (1.9%)

Challenger, Ltd. (Australia)		426,292	2,659,260

Eurazeo SA (France)		16,844	1,211,971

			3,871,231
Diversified telecommunication services (3.6%)

Com Hem Holding AB (Sweden)(NON)		87,189	635,245

Nippon Telegraph & Telephone (NTT) Corp. (Japan)		16,600	1,033,122

Spark New Zealand, Ltd. (New Zealand)		722,517	1,675,836

Telecom Italia SpA RSP (Italy)		1,476,691	1,308,741

Telstra Corp., Ltd. (Australia)		302,500	1,399,464

Vivendi SA (France)		56,216	1,354,788

			7,407,196
Electronic equipment, instruments, and components (0.6%)

Hitachi, Ltd. (Japan)		154,000	1,172,057

			1,172,057
Food and staples retail (0.8%)

Seven & I Holdings Co., Ltd. (Japan)		30,000	1,164,695

WM Morrison Supermarkets PLC (United Kingdom)		147,320	401,846

			1,566,541
Food products (1.8%)

Kerry Group PLC Class A (Ireland)		28,900	2,037,899

Nestle SA (Switzerland)		23,917	1,754,305

			3,792,204
Gas utilities (1.2%)

Tokyo Gas Co., Ltd. (Japan)		447,000	2,514,304

			2,514,304
Hotels, restaurants, and leisure (1.3%)

TUI Travel PLC (United Kingdom)		440,408	2,766,104

			2,766,104
Household durables (2.9%)

Bellway PLC (United Kingdom)		94,097	2,377,949

Panasonic Corp. (Japan)		178,000	2,119,109

Skyworth Digital Holdings, Ltd. (China)		2,792,000	1,449,373

			5,946,431
Household products (1.0%)

Henkel AG & Co. KGaA (Preference) (Germany)		20,822	2,079,232

			2,079,232
Industrial conglomerates (2.7%)

Siemens AG (Germany)		32,262	3,845,193

Toshiba Corp. (Japan)		379,000	1,757,686

			5,602,879
Insurance (8.0%)

ACE, Ltd.		30,286	3,176,093

Admiral Group PLC (United Kingdom)		25,572	530,134

AIA Group, Ltd. (Hong Kong)		375,400	1,937,428

Allianz SE (Germany)		8,229	1,333,141

AXA SA (France)		113,646	2,798,764

Intact Financial Corp. (Canada)		23,500	1,521,483

Prudential PLC (United Kingdom)		162,873	3,617,539

SCOR SE (France)		53,590	1,671,878

			16,586,460
Internet software and services (0.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)		15,724	1,397,077

			1,397,077
Machinery (1.4%)

NSK, Ltd. (Japan)		107,000	1,525,316

SMC Corp. (Japan)		4,700	1,297,927

			2,823,243
Media (2.6%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)		65,674	998,918

Liberty Global PLC Ser. C (United Kingdom)		40,000	1,640,600

WPP PLC (United Kingdom)		139,670	2,793,695

			5,433,213
Metals and mining (2.8%)

BHP Billiton, Ltd. (Australia)		59,053	1,737,542

Fortescue Metals Group, Ltd. (Australia)		251,465	761,081

Glencore Xstrata PLC (United Kingdom)		319,927	1,770,173

voestalpine AG (Austria)		37,642	1,487,723

			5,756,519
Multi-utilities (2.0%)

Centrica PLC (United Kingdom)		516,670	2,569,278

Veolia Environnement SA (France)		92,421	1,622,116

			4,191,394
Oil, gas, and consumable fuels (10.2%)

BG Group PLC (United Kingdom)		53,035	975,565

EnCana Corp. (Canada)		144,300	3,063,935

Genel Energy PLC (United Kingdom)(NON)		113,974	1,541,398

Origin Energy, Ltd. (Australia)		135,852	1,774,410

Royal Dutch Shell PLC Class A (United Kingdom)		260,484	9,942,379

Suncor Energy, Inc. (Canada)		106,000	3,836,046

			21,133,733
Personal products (0.9%)

Asaleo Care, Ltd. (Australia)(NON)		1,081,049	1,804,259

			1,804,259
Pharmaceuticals (9.5%)

Astellas Pharma, Inc. (Japan)		242,500	3,614,129

AstraZeneca PLC (United Kingdom)		45,973	3,293,697

Bayer AG (Germany)		18,495	2,590,287

GlaxoSmithKline PLC (United Kingdom)		79,757	1,825,478

Sanofi (France)		73,129	8,250,062

			19,573,653
Real estate investment trusts (REITs) (1.5%)

Hibernia REIT PLC (Ireland)(NON)		1,229,882	1,786,777

Shopping Centres Australasia Property Group (Australia)		940,742	1,382,017

			3,168,794
Real estate management and development (2.1%)

Hongkong Land Holdings, Ltd. (Hong Kong)		200,000	1,357,409

Mitsui Fudosan Co., Ltd. (Japan)		68,000	2,085,256

Sun Hung Kai Properties, Ltd. (Hong Kong)		63,000	891,381

			4,334,046
Specialty retail (0.6%)

Kingfisher PLC (United Kingdom)		249,956	1,310,049

			1,310,049
Technology hardware, storage, and peripherals (1.4%)

Konica Minolta Holdings, Inc. (Japan)		107,500	1,164,689

Samsung Electronics Co., Ltd. (South Korea)		1,489	1,666,922

			2,831,611
Tobacco (1.9%)

Japan Tobacco, Inc. (Japan)		89,400	2,909,990

Philip Morris International, Inc.		12,500	1,042,500

			3,952,490
Trading companies and distributors (1.8%)

ITOCHU Corp. (Japan)		95,500	1,167,809

Mitsubishi Corp. (Japan)		121,000	2,479,993

			3,647,802
Wireless telecommunication services (2.4%)

SK Telecom Co., Ltd. (South Korea)		5,247	1,440,910

Vodafone Group PLC (United Kingdom)		1,074,147	3,540,740

			4,981,650

Total common stocks (cost $179,528,656)			$202,764,452

U.S. TREASURY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

U.S. Treasury Notes
0.875%, September 15, 2016(i)		$115,000	$115,670
0.750%, October 31, 2017(i)		115,000	113,903

Total U.S. treasury Obligations (cost $229,573)			$229,573

SHORT-TERM INVESTMENTS (2.1%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	Shares	1,104,000	$1,104,000

Putnam Short Term Investment Fund 0.06%(AFF)	Shares	1,561,921	1,561,921

SSgA Prime Money Market Fund 0.01%(P)	Shares	239,000	239,000

U.S. Treasury Bills with an effective yield of 0.04%, December 11, 2014(SEGSF)		$40,000	39,999

U.S. Treasury Bills with effective yields ranging from 0.01% to 0.02%, December 18, 2014(SEGSF)		248,000	247,991

U.S. Treasury Bills with effective yields ranging from 0.01% to 0.02%, December 4, 2014(SEGSF)		651,000	650,982

U.S. Treasury Bills with an effective yield of 0.04%, January 8, 2015(SEGSF)		84,000	83,996

U.S. Treasury Bills with an effective yield of 0.11%, November 13, 2014(SEGSF)		208,000	207,972

U.S. Treasury Bills with an effective yield of 0.05%, November 20, 2014(SEGSF)		43,000	42,997

U.S. Treasury Bills with an effective yield of 0.02%, November 28, 2014(SEGSF)		75,000	74,997

Total short-term investments (cost $4,253,847)			$4,253,855

TOTAL INVESTMENTS

Total investments (cost $184,012,076)(b)			$207,247,880

FORWARD CURRENCY CONTRACTS at 9/30/14 (aggregate face value $127,707,636) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/15/14	$7,259,157	$7,819,439	$(560,282)
Barclays Bank PLC
	British Pound	Buy	12/17/14	1,439,110	1,465,695	(26,585)
	Canadian Dollar	Sell	10/15/14	1,892,222	1,984,684	92,462
	Hong Kong Dollar	Buy	11/19/14	2,436,242	2,441,552	(5,310)
	Japanese Yen	Buy	11/19/14	101,973	90,645	11,328
	Singapore Dollar	Buy	11/19/14	1,954,487	1,998,589	(44,102)
	Swedish Krona	Sell	12/17/14	19,868	20,436	568
	Swiss Franc	Buy	12/17/14	1,369,709	1,423,312	(53,603)
Citibank, N.A.
	British Pound	Buy	12/17/14	1,183,301	1,205,069	(21,768)
	Canadian Dollar	Sell	10/15/14	622,677	653,138	30,461
	Danish Krone	Buy	12/17/14	747,061	777,432	(30,371)
	Euro	Sell	12/17/14	10,832,868	11,244,214	411,346
	Japanese Yen	Buy	11/19/14	1,082,705	1,117,015	(34,310)
Credit Suisse International
	Australian Dollar	Sell	10/15/14	2,153,972	2,342,133	188,161
	British Pound	Sell	12/17/14	3,112,969	3,170,004	57,035
	Canadian Dollar	Sell	10/15/14	94,437	99,051	4,614
	Euro	Buy	12/17/14	4,754,300	4,941,033	(186,733)
	Japanese Yen	Buy	11/19/14	6,728,805	7,147,307	(418,502)
	Norwegian Krone	Buy	12/17/14	2,107,195	2,181,733	(74,538)
	Swedish Krona	Buy	12/17/14	2,707,682	2,785,113	(77,431)
	Swiss Franc	Buy	12/17/14	2,755,770	2,849,359	(93,589)
Deutsche Bank AG
	British Pound	Sell	12/17/14	166,381	152,685	(13,696)
	Canadian Dollar	Sell	10/15/14	828,065	868,714	40,649
	Euro	Buy	12/17/14	3,705,905	3,797,804	(91,899)
Goldman Sachs International
	Japanese Yen	Buy	11/19/14	3,471,587	3,707,283	(235,696)
HSBC Bank USA, National Association
	Australian Dollar	Sell	10/15/14	1,038,147	1,099,487	61,340
	British Pound	Buy	12/17/14	2,382,316	2,424,553	(42,237)
	British Pound	Sell	12/17/14	2,382,316	2,418,237	35,921
	Canadian Dollar	Sell	10/15/14	2,098,144	2,200,720	102,576
	Euro	Sell	12/17/14	2,687,334	2,791,903	104,569
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/17/14	6,772,227	6,887,298	(115,071)
	Canadian Dollar	Sell	10/15/14	1,897,577	2,005,210	107,633
	Euro	Sell	12/17/14	452,038	470,134	18,096
	New Zealand Dollar	Sell	10/15/14	1,304,416	1,450,258	145,842
	Norwegian Krone	Sell	12/17/14	399,567	413,707	14,140
	Singapore Dollar	Buy	11/19/14	1,163,882	1,189,930	(26,048)
	Swedish Krona	Buy	12/17/14	1,966,841	2,023,289	(56,448)
	Swiss Franc	Buy	12/17/14	3,282,920	3,411,358	(128,438)
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/15/14	2,279,583	2,453,679	174,096
	Euro	Buy	12/17/14	1,524,823	1,586,319	(61,496)
	Israeli Shekel	Buy	10/15/14	959,072	1,030,639	(71,567)
	Swedish Krona	Buy	12/17/14	507,896	522,383	(14,487)
UBS AG
	British Pound	Sell	12/17/14	7,442,127	7,578,424	136,297
	Canadian Dollar	Sell	10/15/14	136,300	142,960	6,660
	Euro	Sell	12/17/14	74,813	77,752	2,939
	Swiss Franc	Buy	12/17/14	1,309,227	1,360,609	(51,382)
WestPac Banking Corp.
	Australian Dollar	Buy	10/15/14	1,081,622	1,164,381	(82,759)
	British Pound	Sell	12/17/14	3,608,873	3,674,694	65,821
	Canadian Dollar	Sell	10/15/14	1,041,842	1,092,546	50,704
	Euro	Buy	12/17/14	3,684,295	3,829,232	(144,937)
	Japanese Yen	Sell	11/19/14	7,608,710	8,124,495	515,785

Total						$(384,242)

Key to holding's currency abbreviations
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $206,428,267.
(b)	The aggregate identified cost on a tax basis is $184,431,109, resulting in gross unrealized appreciation and depreciation of $32,092,821 and $9,276,050, respectively, or net unrealized appreciation of $22,816,771.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $640,720, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$2,288,978	$9,472,261	$10,199,318	$388	$1,561,921
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $1,104,000, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,036,557.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 7,200 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,480,930 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	25.0%
	Japan	19.1
	France	12.3
	Germany	9.3
	Australia	7.1
	Canada	4.1
	United States	3.5
	Netherlands	3
	Ireland	2.8
	Hong Kong	2
	Italy	1.9
	Switzerland	1.8
	South Korea	1.5
	China	1.4
	Spain	1.3
	Belgium	0.9
	New Zealand	0.8
	Norway	0.8
	Austria	0.7
	Other	0.7

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $88,566 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,527,443 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,311,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,640,600	$22,755,040	$—
Consumer staples	1,042,500	13,947,398	—
Energy	6,899,981	14,233,752	—
Financials	4,697,576	59,946,770	640,720
Health care	—	19,573,653	—
Industrials	—	23,190,804	—
Information technology	1,397,077	5,285,153	—
Materials	—	8,418,884	—
Telecommunication services	—	12,388,846	—
Utilities	—	6,705,698	—
Total common stocks	15,677,734	186,445,998	640,720
U.S. treasury obligations	$—	$229,573	$—
Short-term investments	1,800,921	2,452,934	—

Totals by level	$17,478,655	$189,128,505	$640,720

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(384,242)	$—

Totals by level	$—	$(384,242)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$2,379,043	$2,763,285

Total	$2,379,043	$2,763,285

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$133,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	–	104,358	441,807	249,810	40,649	–	304,406	285,711	174,096	145,896	632,310	2,379,043

	Total Assets	$–	$104,358	$441,807	$249,810	$40,649	$–	$304,406	$285,711	$174,096	$145,896	$632,310	$2,379,043

	Liabilities:
	Forward currency contracts#	560,282	129,600	86,449	850,793	105,595	235,696	42,237	326,005	147,550	51,382	227,696	2,763,285

	Total Liabilities	$560,282	$129,600	$86,449	$850,793	$105,595	$235,696	$42,237	$326,005	$147,550	$51,382	$227,696	$2,763,285

	Total Financial and Derivative Net Assets	$(560,282)	$(25,242)	$355,358	$(600,983)	$(64,946)	$(235,696)	$262,169	$(40,294)	$26,546	$94,514	$404,614	$(384,242)
	Total collateral received (pledged)##†	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
	Net amount	$(560,282)	$(25,242)	$355,358	$(600,983)	$(64,946)	$(235,696)	$262,169	$(40,294)	$26,546	$94,514	$404,614

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014